UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2006

------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    65 East 55th Street, 21st Floor
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             New York, NY 10022
           --------------------------------------------------

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Form 13F File Number:      028-11124
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:       Managing Partner
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Phone:       212-610-2101
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Signature, Place, and Date of Signing:

       /s/ David Steinhardt         New York, NY                   11/13/06
       ------------------------   ------------------------------   ----------

Report Type (Check only one.):

[ X  ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        26
                                               -------------

Form 13F Information Table Value Total:        $233,942
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
            NAME OF               TITLE                 VALUE   SHRS OR  SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
            ISSUER               OF CLASS    CUSIP    (X $1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
ALEXANDERS INC                     COM     014752109  3,103,000  10,000  SH           SOLE              10,000
BANK OF AMERICA CORPORATION        COM     060505104 16,071,000 300,000  SH           SOLE             300,000
BARRICK GOLD CORP                  COM     067901108  7,680,000 250,000  SH           SOLE             250,000
BENIHANA INC                       CL A    082047200  5,423,000 187,000  SH           SOLE             187,000
BON-TON STORES INC                 COM     09776J101  7,435,000 250,000  SH           SOLE             250,000
CF INDS HLDGS INC                  COM     125269100  3,414,000 200,000  SH           SOLE             200,000
CIGNA CORP                         COM     125509109 10,469,000  90,000  SH           SOLE              90,000
CNX GAS CORP                       COM     12618H309    598,000  25,800  SH           SOLE              25,800
DOW JONES & CO INC                 COM     260561105  6,708,000 200,000  SH           SOLE             200,000
                                 COM PAR                                              SOLE
FOREST OIL CORP                   $0.01    346091705  9,477,000 300,000  SH                            300,000
GAIAM INC                          CL A    36268q103  4,777,000 370,000  SH           SOLE             370,000
GENESCO INC                        COM     371532102  8,635,000 250,000  SH           SOLE             250,000
HEALTH NET INC                     COM     42222g108 13,056,000 300,000  SH           SOLE             300,000
HEINZ HJ CO                        COM     423074103 23,062,000 550,000  SH           SOLE             550,000
                                GLOBL DEP                                             SOLE
IRSA INVERSIONES Y REPS S A        RCPT    450047204  8,862,000 700,000  SH                            700,000
INTEL CORP                         COM     458140100  6,171,000 300,000  SH           SOLE             300,000
JEFFERIES GROUP INC NEW            COM     472319102  5,700,000 200,000  SH           SOLE             200,000
JETBLUE AWYS CORP                  COM     477143101  6,930,000 750,000  SH           SOLE             750,000
MIRANT CORP NEW                    COM     60467R100  8,193,000 300,000  SH           SOLE             300,000
PATHMARK STORES INC NEW            COM     70322A101  6,965,000 700,000  SH           SOLE             700,000
SUNTRUST BKS INC                   COM     867914103 11,592,000 150,000  SH           SOLE             150,000
UNITEDHEALTH GROUP INC             COM     91324P102  9,840,000 200,000  SH           SOLE             200,000
VERIZON COMMUNICATIONS             COM     92343V104 12,996,000 350,000  SH           SOLE             350,000
WELLPOINT INC                      COM     94973V107 15,410,000 200,000  SH           SOLE             200,000
ACCENTURE LTD BERMUDA              CL A    G1150G111  9,513,000 300,000  SH           SOLE             300,000
UBS AG                           SHS NEW   H89231338 11,862,000 200,000  SH           SOLE             200,000